Risk management - Schedule of Prepaid Equity Forward Contracts (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) PerShare shares
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value	$ 3.6
Prepaid Equity Forward Contracts [member] | Equity Forward Contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value	$ 28.1
Prepaid Equity Forward Contracts [member] | Equity Forward Contract [member] | September 2028
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares	720,000
Financial instruments, remaining term, description	September 2028	[1]
Price | PerShare	8.89
Financial Assets, at fair value	$ 6.1
Prepaid Equity Forward Contracts [member] | Equity Forward Contract [member] | October 2028
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares	1,300,000
Financial instruments, remaining term, description	October 2028	[1]
Price | PerShare	8.72
Financial Assets, at fair value	$ 10.9
Prepaid Equity Forward Contracts [member] | Equity Forward Contract [member] | November 2028
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares	550,000
Financial instruments, remaining term, description	November 2028	[1]
Price | PerShare	8.43
Financial Assets, at fair value	$ 4.6
Prepaid Equity Forward Contracts [member] | Equity Forward Contract [member] | December 2028
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares	715,000
Financial instruments, remaining term, description	December 2028	[1]
Price | PerShare	8.31
Financial Assets, at fair value	$ 6.0
Prepaid Equity Forward Contracts [member] | Equity Forward Contract [member] | January 2029
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares	55,000
Financial instruments, remaining term, description	January 2029	[1]
Price | PerShare	8.44
Financial Assets, at fair value	$ 0.5

[1]	The Company can settle the contract, or a portion of the contract, at any time.